Statement - CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Dec. 31, 2025 USD ($)
Income taxes paid (i)	$ 11,022,556 [1]
UAE
Income taxes paid (i)	7,999,564
Mainland China
Income taxes paid (i)	$ 3,022,992

[1]	For the year ended December 31, 2025, income taxes paid amounted to US$7,999,564 in the United Arab Emirates (the “UAE”), and US$3,022,992 in mainland China.